Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of main investments

	12/31/2024	01/01 to 12/31/2024
	Investment	Equity in earnings	Other comprehensive income	Total Income
Associates	8,548	1,169	(3)	1,166
Joint ventures	1,526	(122)	9	(113)
Total	10,074	1,047	6	1,053

	12/31/2023	01/01 to 12/31/2023			01/01 to 12/31/2022
	Investment	Equity in earnings	Other comprehensive income	Total Income	Equity in earnings
Associates	7,853	993	21	1,014	736
Joint ventures	1,440	(73)	-	(73)	(64)
Total	9,293	920	21	941	672